Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards			$ 318,000,000
Available tax credit carry-forwards			$ 10,700,000
Net operating loss carry forwards expire period			2036
Valuation allowance, deferred tax asset, increase, amount			$ 3,444,024	$ 474,767
Income tax expense	$ 800		$ 800	$ 1,600